Document and Entity Information	12 Months Ended
May 01, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 01, 2012
Registrant Name	ARTISAN PARTNERS FUNDS INC
Central Index Key	0000935015
Amendment Flag	false
Document Creation Date	Apr. 27, 2012
Document Effective Date	May 01, 2012
Prospectus Date	May 01, 2012